Annual Total Returns[BarChart] - Invesco Main Street Mid Cap Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.65%)	16.77%	33.40%	12.27%	(7.22%)	13.42%	14.68%	(12.25%)	32.15%	9.13%